S&P SMALLCAP INDEX FUND

Portfolio of Investments (Unaudited)

5/31/2020

Security Description	Shares	Value
Common Stock (99.47%)

Basic Materials (4.41%)
AdvanSix Inc*	2,487	29,446
American Vanguard Corp	2,151	28,608
Arconic Corp*	7,843	113,488
Balchem Corp	2,605	262,193
Century Aluminum Co*	4,078	24,305
Clearwater Paper Corp*	1,337	38,733
Cleveland-Cliffs Inc	32,128	167,708
Ferro Corp*	6,639	79,801
GCP Applied Technologies Inc*	4,356	87,730
Hawkins Inc	766	32,861
HB Fuller Co	4,129	155,333
Innospec Inc	1,984	152,947
Kaiser Aluminum Corp	1,286	92,271
Koppers Holdings Inc*	1,849	30,638
Kraton Corp*	2,835	43,234
Livent Corp*	11,824	79,694
Mercer International Inc	3,242	26,163
Neenah Inc	1,361	68,812
PH Glatfelter Co	3,577	55,122
Quaker Chemical Corp	1,069	182,639
Rayonier Advanced Materials Inc	4,999	10,848
Rogers Corp*	1,504	162,823
Schweitzer-Mauduit International Inc	2,502	76,036
Stepan Co	1,622	157,594
Total Basic Materials		2,159,027

Communications (4.49%)
8x8 Inc*	8,277	120,348
ADTRAN Inc	3,873	44,152
ATN International Inc	881	52,331
CalAmp Corp*	2,988	23,008
Cincinnati Bell Inc*	4,083	60,143
Consolidated Communications Holdings Inc*	5,837	35,372
ePlus Inc*	1,093	80,565
EW Scripps Co/The	4,414	38,269
Extreme Networks Inc*	9,846	32,492
Gannett Co Inc	11,397	14,930
Harmonic Inc*	7,845	42,285
HealthStream Inc*	2,071	47,177
Iridium Communications Inc*	7,857	180,711

Liquidity Services Inc*	2,609	14,897
NETGEAR Inc*	2,441	62,807
NIC Inc	5,536	133,196
Perficient Inc*	2,641	89,900
Plantronics Inc	2,855	37,201
QuinStreet Inc*	3,564	36,139
Scholastic Corp	2,489	73,177
Shenandoah Telecommunications Co	3,796	199,708
Shutterstock Inc	1,550	58,776
Spok Holdings Inc	1,420	14,583
Stamps.com Inc*	1,313	260,171
TechTarget Inc*	1,859	51,104
Viavi Solutions Inc*	18,612	215,713
Vonage Holdings Corp*	18,473	177,895
Total Communications		2,197,050

Consumer, Cyclical (14.78%)
Abercrombie & Fitch Co	5,083	59,064
Allegiant Travel Co	1,068	113,795
American Axle & Manufacturing Holdings Inc*	9,110	64,772
America's Car-Mart Inc/TX*	499	39,705
Anixter International Inc*	2,438	233,341
Asbury Automotive Group Inc*	1,567	113,263
Barnes & Noble Education Inc*	3,275	5,076
Big Lots Inc	3,160	122,450
BJ's Restaurants Inc	1,552	33,709
Bloomin' Brands Inc	7,035	80,269
Boot Barn Holdings Inc*	2,456	52,755
Buckle Inc/The	2,312	32,553
Caleres Inc	3,775	27,067
Callaway Golf Co	7,622	116,769
Cato Corp/The	1,954	18,954
Cavco Industries Inc*	695	132,182
Century Communities Inc*	1,525	45,049
Chico's FAS Inc	10,201	13,771
Children's Place Inc/The	1,175	48,927
Chuy's Holdings Inc*	1,345	21,507
Conn's Inc*	1,705	12,310
Cooper Tire & Rubber Co	4,064	104,567
Cooper-Standard Holdings Inc*	1,609	16,878
Core-Mark Holding Co Inc	3,690	103,246
Crocs Inc*	5,660	162,159
Daktronics Inc	3,035	12,868
Dave & Buster's Entertainment Inc	2,647	34,914
Designer Brands Inc	4,933	30,239
Dine Brands Global Inc	1,360	61,730
Dorman Products Inc*	2,362	165,151
El Pollo Loco Holdings Inc*	1,677	23,260
Ethan Allen Interiors Inc	2,148	24,272
Express Inc*	5,906	11,576

Fiesta Restaurant Group Inc*	1,880	15,472
Fossil Group Inc*	4,397	13,411
Foundation Building Materials Inc*	1,539	20,499
Fox Factory Holding Corp* (a)	3,120	224,983
GameStop Corp*	5,709	23,179
Garrett Motion Inc*	6,060	31,330
Genesco Inc*	1,274	23,556
Gentherm Inc*	2,652	107,936
G-III Apparel Group Ltd*	3,486	36,010
GMS Inc*	3,415	69,973
Group 1 Automotive Inc	1,417	89,186
Guess? Inc	3,813	36,490
Haverty Furniture Cos Inc	1,601	27,697
Hawaiian Holdings Inc	3,773	54,444
Hibbett Sports Inc*	1,554	30,023
Installed Building Products Inc*	1,726	110,947
Interface Inc	4,731	40,166
iRobot Corp*	2,334	172,062
Kontoor Brands Inc	3,782	55,293
La-Z-Boy Inc	3,756	96,604
LCI Industries	2,027	200,531
LGI Homes Inc*	1,725	143,900
Lumber Liquidators Holdings Inc*	2,325	23,111
M/I Homes Inc*	2,279	76,301
Macy's Inc	25,028	159,178
Marcus Corp/The	1,861	25,086
MarineMax Inc*	1,903	36,214
MDC Holdings Inc	4,056	137,863
Meritage Homes Corp*	2,916	202,662
Meritor Inc*	5,986	121,995
Methode Electronics Inc	3,004	94,175
Michaels Cos Inc/The*	6,292	24,287
Mobile Mini Inc	3,573	114,479
Monarch Casino & Resort Inc*	966	38,775
Motorcar Parts of America Inc*	1,535	24,284
Movado Group Inc	1,570	16,485
Office Depot Inc	44,264	109,332
Oxford Industries Inc	1,379	58,773
PC Connection Inc	895	38,736
PetMed Express Inc	1,634	58,987
PriceSmart Inc	1,805	98,156
Red Robin Gourmet Burgers Inc*	1,132	15,690
Regis Corp*	2,192	23,060
Ruth's Hospitality Group Inc	2,478	20,097
ScanSource Inc*	2,046	50,434
Shake Shack Inc*	2,515	139,708
Shoe Carnival Inc	784	20,376
Signet Jewelers Ltd	4,424	46,673
SkyWest Inc	4,084	130,974
Sleep Number Corp*	2,302	71,753

Sonic Automotive Inc	1,965	51,640
St Joe Co/The*	2,550	49,088
Standard Motor Products Inc	1,637	69,654
Steven Madden Ltd	6,266	147,376
Tailored Brands Inc	4,990	6,437
Titan International Inc	4,982	6,128
Tupperware Brands Corp	4,272	13,799
Unifi Inc*	1,447	19,867
UniFirst Corp/MA	1,239	222,772
Universal Electronics Inc*	1,128	51,031
Vera Bradley Inc*	1,892	9,933
Veritiv Corp*	1,144	14,254
Vista Outdoor Inc*	4,683	45,472
Wabash National Corp	4,381	41,839
Wingstop Inc (a)	2,384	290,729
Winnebago Industries Inc	2,789	151,722
Wolverine World Wide Inc	6,686	140,005
YETI Holdings Inc*	3,687	118,353
Zumiez Inc*	1,661	40,479
Total Consumer, Cyclical		7,230,062

Consumer, Non-Cyclical (18.93%)
ABM Industries Inc	5,379	165,297
Addus HomeCare Corp*	991	98,069
AMAG Pharmaceuticals Inc*	2,968	22,883
American Public Education Inc*	1,360	42,745
Amphastar Pharmaceuticals Inc*	2,775	51,726
Andersons Inc/The	2,657	34,435
AngioDynamics Inc*	3,329	33,989
ANI Pharmaceuticals Inc*	753	23,388
Anika Therapeutics Inc*	1,232	41,309
Arlo Technologies Inc*	6,180	13,658
B&G Foods Inc	5,187	120,442
BioTelemetry Inc*	2,753	129,887
Calavo Growers Inc	1,325	77,526
Cal-Maine Foods Inc*	2,453	109,306
Cardiovascular Systems Inc*	2,910	112,675
Cardtronics PLC*	2,926	70,780
Central Garden & Pet Co*	859	31,517
Central Garden & Pet Co*	3,254	111,482
Chefs' Warehouse Inc/The*	2,063	30,532
Coca-Cola Consolidated Inc	375	91,286
Community Health Systems Inc*	9,545	30,067
CONMED Corp	2,298	168,696
Corcept Therapeutics Inc*	8,330	126,116
CorVel Corp*	778	52,818
Covetrus Inc*	7,901	120,727
Cross Country Healthcare Inc*	2,986	18,125
CryoLife Inc*	3,037	69,031
Cutera Inc*	1,289	17,118

Cytokinetics Inc*	4,785	99,097
Eagle Pharmaceuticals Inc/DE*	819	41,982
Emergent BioSolutions Inc*	3,554	296,723
Enanta Pharmaceuticals Inc*	1,294	66,628
Endo International PLC*	16,347	63,099
Ensign Group Inc/The	4,062	177,591
EVERTEC Inc	4,835	140,795
Forrester Research Inc*	859	26,973
Fresh Del Monte Produce Inc	2,453	61,055
Glaukos Corp*	3,158	123,099
Green Dot Corp*	3,837	146,497
Hanger Inc*	3,024	55,521
Heidrick & Struggles International Inc	1,671	37,063
Heska Corp*	570	50,120
HMS Holdings Corp*	7,135	222,897
Innoviva Inc*	5,414	75,634
Inogen Inc*	1,478	56,164
Integer Holdings Corp*	2,646	209,510
Inter Parfums Inc	1,427	66,227
Invacare Corp	2,727	16,798
J&J Snack Foods Corp	1,209	155,514
John B Sanfilippo & Son Inc	712	61,901
Kelly Services Inc	2,688	40,293
Korn Ferry	4,480	135,565
Lannett Co Inc*	2,918	22,323
Lantheus Holdings Inc*	3,178	43,634
LeMaitre Vascular Inc	1,395	37,512
Luminex Corp	3,393	105,726
Magellan Health Inc*	1,763	132,207
Medifast Inc	940	96,200
Medpace Holdings Inc*	2,217	205,782
Meridian Bioscience Inc*	3,709	57,341
Merit Medical Systems Inc*	4,471	201,150
MGP Ingredients Inc	1,075	40,323
Momenta Pharmaceuticals Inc* (a)	9,196	289,490
Monro Inc	2,694	148,439
Myriad Genetics Inc*	6,025	87,543
National Beverage Corp*	942	53,675
Natus Medical Inc*	2,761	59,085
Neogen Corp* (a)	4,246	302,400
NeoGenomics Inc*	8,456	225,691
OraSure Technologies Inc*	5,103	74,198
Orthofix Medical Inc*	1,543	52,585
Owens & Minor Inc	5,090	40,364
Pacira BioSciences Inc*	3,450	151,628
Pennant Group Inc/The*	2,120	54,039
Perdoceo Education Corp*	5,700	92,796
Phibro Animal Health Corp	1,643	43,047
Progenics Pharmaceuticals Inc*	7,397	31,400
Providence Service Corp/The*	929	74,785

Quanex Building Products Corp	2,686	33,306
RadNet Inc*	3,379	57,578
REGENXBIO Inc*	2,538	95,581
Rent-A-Center Inc/TX	3,991	101,611
Resources Connection Inc	2,602	28,596
RR Donnelley & Sons Co	6,596	7,190
Select Medical Holdings Corp*	8,704	140,483
Seneca Foods Corp*	554	20,204
SpartanNash Co	2,944	63,031
Spectrum Pharmaceuticals Inc*	9,150	26,900
Strategic Education Inc (a)	1,779	301,772
Supernus Pharmaceuticals Inc*	4,249	102,486
Surmodics Inc*	1,097	40,567
Tactile Systems Technology Inc*	1,541	74,661
Team Inc*	2,930	14,445
Tivity Health Inc*	3,849	40,992
TrueBlue Inc*	3,155	48,776
United Natural Foods Inc*	4,318	84,633
Universal Corp/VA	2,009	88,517
US Physical Therapy Inc	1,034	76,661
USANA Health Sciences Inc*	735	62,269
Vanda Pharmaceuticals Inc*	4,320	50,630
Varex Imaging Corp*	3,107	58,287
Vector Group Ltd	9,337	106,722
Viad Corp	1,768	32,425
WD-40 Co	1,109	212,762
Xencor Inc*	3,997	120,909
Total Consumer, Non-Cyclical		9,257,733

Energy (2.86%)
Archrock Inc	10,335	65,627
Bonanza Creek Energy Inc*	1,597	26,989
Callon Petroleum Co*	34,193	22,865
CONSOL Energy Inc*	2,184	14,873
Denbury Resources Inc*	42,629	9,080
DMC Global Inc	786	22,440
Dril-Quip Inc*	2,930	89,043
Era Group Inc*	2,067	10,356
Exterran Corp*	2,279	14,631
FutureFuel Corp	2,258	29,535
Geospace Technologies Corp*	1,047	8,250
Green Plains Inc	3,022	25,838
Gulfport Energy Corp*	12,514	18,896
Helix Energy Solutions Group Inc*	12,637	42,460
HighPoint Resources Corp*	9,646	2,315
Laredo Petroleum Inc*	15,407	13,073
Matrix Service Co*	2,446	26,955
Nabors Industries Ltd	589	21,828
Newpark Resources Inc*	8,040	16,241
Noble Corp plc*	24,763	3,219

Oasis Petroleum Inc*	24,739	11,395
Oceaneering International Inc*	8,013	51,443
Oil States International Inc*	5,410	22,938
Par Pacific Holdings Inc*	2,984	27,721
PDC Energy Inc*	7,863	95,771
Penn Virginia Corp*	1,312	11,519
ProPetro Holding Corp*	6,944	34,373
QEP Resources Inc	21,274	18,159
Range Resources Corp	16,903	101,249
Renewable Energy Group Inc*	3,156	89,788
REX American Resources Corp*	453	26,568
Ring Energy Inc*	5,422	6,452
RPC Inc	4,627	14,714
SM Energy Co	9,292	32,708
Southwestern Energy Co*	43,843	131,967
SunCoke Energy Inc	6,488	22,124
Sunrun Inc*	6,311	105,394
Talos Energy Inc*	1,793	21,785
TETRA Technologies Inc*	12,600	4,158
US Silica Holdings Inc	6,550	19,323
Valaris plc*	16,952	5,677
Warrior Met Coal Inc	4,136	58,235
Total Energy		1,397,975

Financial (21.72%)
Banks (8.41%)
Allegiance Bancshares Inc	1,550	39,696
Ameris Bancorp	5,421	131,351
Banner Corp	2,857	107,309
Cadence BanCorp	10,369	83,678
Central Pacific Financial Corp	2,298	37,021
City Holding Co	1,320	83,028
Columbia Banking System Inc	5,842	142,311
Community Bank System Inc	4,187	248,792
Customers Bancorp Inc*	2,518	27,925
CVB Financial Corp	10,780	210,318
Eagle Bancorp Inc	2,720	88,019
First BanCorp/Puerto Rico	17,605	96,299
First Commonwealth Financial Corp	7,963	65,137
First Financial Bancorp	8,049	106,971
First Midwest Bancorp Inc/IL	8,907	116,236
Flagstar Bancorp Inc	2,792	81,806
Franklin Financial Network Inc	1,168	28,803
Glacier Bancorp Inc (a)	6,944	286,023
Great Western Bancorp Inc	4,558	64,906
Hanmi Financial Corp	2,765	24,968
Heritage Financial Corp/WA	2,965	56,335
HomeStreet Inc	1,977	47,092
Hope Bancorp Inc	10,262	97,438
Independent Bank Corp	2,784	193,404

Meta Financial Group Inc	2,742	49,685
National Bank Holdings Corp	2,524	66,381
NBT Bancorp Inc	3,547	111,092
OFG Bancorp	4,362	52,998
Old National Bancorp/IN	13,772	187,161
Opus Bank	1,885	36,739
Preferred Bank/Los Angeles CA	1,102	41,402
S&T Bancorp Inc	3,079	68,477
Seacoast Banking Corp of Florida*	4,169	90,676
ServisFirst Bancshares Inc	3,733	130,207
Simmons First National Corp	9,230	158,295
Southside Bancshares Inc	2,571	72,502
Tompkins Financial Corp	992	63,835
Triumph Bancorp Inc*	1,889	46,375
TrustCo Bank Corp NY	7,850	49,455
United Community Banks Inc/GA	6,530	127,662
Veritex Holdings Inc	3,825	67,014
Walker & Dunlop Inc	2,321	94,001
Westamerica BanCorp	2,234	131,761
		4,110,584
Diversified Financial Service (1.43%)
Blucora Inc*	3,984	48,406
Boston Private Financial Holdings Inc	6,742	46,318
Calamos Asset Management	1,436	-
Encore Capital Group Inc*	2,238	71,101
Enova International Inc*	2,735	38,700
EZCORP Inc*	4,257	21,966
Greenhill & Co Inc	1,337	13,330
INTL. FCStone Inc*	1,319	67,282
Piper Sandler Cos	1,270	75,743
PRA Group Inc*	3,678	125,493
Virtus Investment Partners Inc	583	54,207
Waddell & Reed Financial Inc	5,696	74,276
WisdomTree Investments Inc	9,554	28,566
World Acceptance Corp*	487	32,386
		697,774
Insurance (3.37%)
Ambac Financial Group Inc*	3,689	49,506
American Equity Investment Life Holding Co	7,374	159,942
AMERISAFE Inc	1,563	95,937
eHealth Inc*	1,827	238,277
Employers Holdings Inc	2,576	76,997
FGL Holdings	10,592	88,337
HCI Group Inc	559	25,071
Horace Mann Educators Corp	3,338	121,904
James River Group Holdings Ltd	2,462	95,206
Kinsale Capital Group Inc	1,669	249,215
NMI Holdings Inc*	5,506	84,600
ProAssurance Corp	4,356	60,113
Safety Insurance Group Inc	1,183	90,192

Stewart Information Services Corp	1,920	59,174
Third Point Reinsurance Ltd*	6,486	47,867
United Fire Group Inc	1,723	46,228
United Insurance Holdings Corp	1,680	13,171
Universal Insurance Holdings Inc	2,474	44,186
		1,645,923
Real Estate (7.38%)
Acadia Realty Trust	7,042	82,603
Agree Realty Corp	843	52,915
Alexander & Baldwin Inc	5,501	62,766
American Assets Trust Inc	3,772	98,713
Apollo Commercial Real Estate Finance Inc	11,233	92,448
Armada Hoffler Properties Inc	4,539	39,126
ARMOUR Residential REIT Inc	4,911	38,453
Capstead Mortgage Corp	7,662	38,770
CareTrust REIT Inc	7,739	144,178
CBL & Associates Properties Inc*	16,968	5,097
Cedar Realty Trust Inc	7,158	5,329
Chatham Lodging Trust	4,066	27,446
Community Healthcare Trust Inc	1,592	57,981
DiamondRock Hospitality Co	16,215	97,128
Easterly Government Properties Inc	6,058	151,874
Essential Properties Realty Trust Inc	7,246	98,835
Four Corners Property Trust Inc	5,582	120,683
Franklin Street Properties Corp	8,685	46,378
Getty Realty Corp	2,769	73,711
Global Net Lease Inc	7,245	101,647
Granite Point Mortgage Trust Inc	4,766	23,449
Hersha Hospitality Trust	3,136	15,805
Independence Realty Trust Inc	7,362	72,810
Industrial Logistics Properties Trust	5,279	98,981
Innovative Industrial Properties Inc	974	79,595
Invesco Mortgage Capital Inc	12,048	33,373
Investors Real Estate Trust	941	66,717
iStar Inc	5,281	57,721
Kite Realty Group Trust	6,802	65,979
KKR Real Estate Finance Trust Inc	1,955	31,651
LTC Properties Inc	3,219	118,491
Marcus & Millichap Inc*	1,901	52,411
National Storage Affiliates Trust	4,805	144,198
New York Mortgage Trust Inc	28,004	58,248
NexPoint Residential Trust Inc	1,824	58,332
Office Properties Income Trust	3,904	98,732
Pennsylvania Real Estate Investment Trust	5,339	6,033
PennyMac Mortgage Investment Trust	8,114	89,335
RE/MAX Holdings Inc	1,444	40,418
Ready Capital Corp	3,291	19,318
Realogy Holdings Corp	9,261	56,122
Redwood Trust Inc	9,626	51,499
Retail Opportunity Investments Corp	9,395	88,219

RPT Realty	6,973	40,234
Safehold Inc	1,082	59,283
Saul Centers Inc	1,028	31,231
Summit Hotel Properties Inc	8,518	53,238
Tanger Factory Outlet Centers Inc	7,524	46,273
Uniti Group Inc	15,863	130,870
Universal Health Realty Income Trust	1,025	95,725
Urstadt Biddle Properties Inc	2,591	33,061
Washington Prime Group Inc	16,685	10,688
Washington Real Estate Investment Trust	6,528	143,159
Whitestone REIT	3,544	21,796
Xenia Hotels & Resorts Inc	9,123	82,107
		3,611,183
Savings&Loans (1.14%)
Axos Financial Inc*	4,318	94,132
Banc of California Inc	3,633	39,781
Berkshire Hills Bancorp Inc	3,478	37,632
Brookline Bancorp Inc	6,461	60,087
Dime Community Bancshares Inc	2,497	36,032
Northfield Bancorp Inc	3,505	38,310
Northwest Bancshares Inc	8,964	89,281
Pacific Premier Bancorp Inc	4,527	97,874
Provident Financial Services Inc	4,863	63,365
		556,494

Total Financial		10,621,958

Industrial (20.03%)
AAON Inc	3,291	178,273
AAR Corp	2,662	53,693
Advanced Energy Industries Inc*	3,102	207,307
Aegion Corp*	2,491	37,390
Aerojet Rocketdyne Holdings Inc* (a)	5,863	257,093
AeroVironment Inc*	1,748	123,811
Alamo Group Inc	785	81,106
Alarm.com Holdings Inc*	3,008	142,248
Albany International Corp	2,538	153,041
American Woodmark Corp*	1,261	79,140
Apogee Enterprises Inc	2,150	44,398
Applied Industrial Technologies Inc	3,131	181,598
Applied Optoelectronics Inc*	1,515	13,377
ArcBest Corp	2,066	46,258
Arcosa Inc	3,919	149,588
Astec Industries Inc	1,826	77,568
Atlas Air Worldwide Holdings Inc*	2,095	81,831
AZZ Inc	2,118	67,056
Badger Meter Inc	2,357	144,225
Barnes Group Inc	3,861	145,869
Bel Fuse Inc	988	9,258
Benchmark Electronics Inc	3,047	64,566

Boise Cascade Co	3,156	107,399
Brady Corp	4,030	206,054
Briggs & Stratton Corp	4,252	6,973
Chart Industries Inc*	2,899	113,786
CIRCOR International Inc*	1,744	28,044
Comfort Systems USA Inc	2,970	109,890
Comtech Telecommunications Corp	1,975	35,175
Dorian LPG Ltd*	2,530	20,797
DXP Enterprises Inc/TX*	1,418	24,999
Echo Global Logistics Inc*	2,210	45,747
Encore Wire Corp	1,697	81,948
Enerpac Tool Group Corp	4,364	78,116
EnPro Industries Inc	1,683	75,870
ESCO Technologies Inc	2,104	173,811
Exponent Inc (a)	4,198	311,660
Fabrinet*	2,997	191,628
FARO Technologies Inc*	1,409	79,299
Federal Signal Corp	4,997	145,613
Forward Air Corp	2,281	113,320
Franklin Electric Co Inc	3,116	158,044
Gibraltar Industries Inc*	2,613	114,998
Granite Construction Inc	3,785	66,616
Greenbrier Cos Inc/The	2,640	56,021
Griffon Corp	3,397	57,070
Harsco Corp*	6,367	71,056
Haynes International Inc	1,064	24,291
Heartland Express Inc	3,786	82,913
Hillenbrand Inc	5,603	144,221
Hub Group Inc*	2,759	129,038
Ichor Holdings Ltd*	1,822	41,451
Insteel Industries Inc	1,482	26,157
Itron Inc*	2,852	183,726
John Bean Technologies Corp	2,564	210,633
Kaman Corp	2,256	90,240
KEMET Corp	4,705	127,176
Knowles Corp*	6,970	104,829
Lindsay Corp	875	82,180
LSB Industries Inc*	1,435	1,550
Lydall Inc*	1,535	16,609
Marten Transport Ltd	3,145	80,481
Materion Corp	1,652	86,730
Matson Inc	3,472	99,195
Matthews International Corp	2,538	52,537
Mesa Laboratories Inc	325	85,881
Moog Inc	2,611	141,751
Mueller Industries Inc	4,613	123,536
Myers Industries Inc	3,117	42,422
MYR Group Inc*	1,348	38,836
National Presto Industries Inc	408	36,716
Olympic Steel Inc	881	9,717

OSI Systems Inc*	1,382	104,714
Park Aerospace Corp	1,578	19,141
Patrick Industries Inc	1,809	93,833
PGT Innovations Inc*	4,730	64,375
Plexus Corp*	2,363	151,752
Powell Industries Inc	713	18,966
Proto Labs Inc*	2,167	273,800
Raven Industries Inc	2,896	62,119
Saia Inc*	2,100	227,724
Sanmina Corp*	5,667	150,799
SEACOR Holdings Inc*	1,421	38,083
Simpson Manufacturing Co Inc (a)	3,267	261,556
SMART Global Holdings Inc*	1,065	28,521
SPX Corp*	3,649	145,887
SPX FLOW Inc*	3,447	119,197
Standex International Corp	1,009	53,386
Sturm Ruger & Co Inc	1,345	83,847
Tennant Co	1,479	94,567
TimkenSteel Corp*	3,932	13,762
TopBuild Corp* (a)	2,749	315,283
Tredegar Corp	2,164	33,131
Trinseo SA	3,173	65,300
Triumph Group Inc	4,476	33,525
TTM Technologies Inc*	7,946	91,935
US Concrete Inc*	1,388	28,954
US Ecology Inc	2,061	69,394
Vicor Corp*	1,484	90,494
Watts Water Technologies Inc	2,235	185,863
Total Industrial		9,795,352

Technology (9.72%)
3D Systems Corp*	9,591	70,686
Agilysys Inc*	1,424	27,384
Axcelis Technologies Inc*	2,626	70,508
Bottomline Technologies DE Inc*	3,151	159,441
Brooks Automation Inc	5,855	234,024
CEVA Inc*	1,781	61,391
Cohu Inc	3,342	50,331
Computer Programs and Systems Inc	1,062	23,491
CSG Systems International Inc	2,723	128,934
CTS Corp	2,640	56,338
Cubic Corp	2,533	104,385
Diebold Nixdorf Inc*	6,795	32,548
Digi International Inc*	2,432	27,068
Diodes Inc*	3,348	162,847
Donnelley Financial Solutions Inc*	2,764	22,527
DSP Group Inc*	1,863	33,571
Ebix Inc	1,803	40,405
ExlService Holdings Inc*	2,761	168,890
FormFactor Inc*	6,258	157,514

Glu Mobile Inc*	9,328	93,093
Insight Enterprises Inc*	2,898	148,551
Kulicke & Soffa Industries Inc	5,242	117,211
LivePerson Inc*	4,986	186,726
ManTech International Corp/VA	2,179	169,395
MaxLinear Inc*	5,275	91,363
MicroStrategy Inc*	666	82,904
MTS Systems Corp	1,441	25,376
NextGen Healthcare Inc*	3,921	40,465
Omnicell Inc*	3,396	227,226
OneSpan Inc*	2,637	53,584
Onto Innovation Inc*	4,056	126,060
PDF Solutions Inc*	2,253	38,436
Photronics Inc*	5,442	65,250
Pitney Bowes Inc	9,991	23,679
Power Integrations Inc (a)	2,383	258,198
Progress Software Corp	3,702	149,561
Qualys Inc* (a)	2,700	311,364
Rambus Inc*	9,030	140,326
SPS Commerce Inc*	2,821	192,279
Sykes Enterprises Inc*	3,121	85,078
Tabula Rasa HealthCare Inc*	1,592	85,061
TiVo Corp	10,257	62,465
TTEC Holdings Inc	1,380	58,457
Ultra Clean Holdings Inc*	3,224	66,834
Unisys Corp*	4,194	47,644
Veeco Instruments Inc*	3,961	46,502
Virtusa Corp*	2,417	72,679
Xperi Holding Corp	4,012	55,165
Total Technology		4,753,215

Utilities (2.53%)
American States Water Co	2,983	244,636
Avista Corp	5,403	211,636
California Water Service Group	3,899	183,253
El Paso Electric Co	3,299	224,233
Northwest Natural Holding Co	2,465	158,031
South Jersey Industries Inc	7,483	212,218
Total Utilities		1,234,007

Total Common Stock (Cost $46,612,559)		48,646,379

United States Treasury Bills (0.20%)
0.000%; 06/18/20	100,000	99,994
Total United States Treasury Bills (Cost $21,996,109)		99,994

Total Investments (Cost $46,712,537) (b) (99.67%)		48,746,373
Other Net Assets (0.33%)		159,176
Net Assets (100.00%)		48,905,549

*	Non-income producing security.

(a)	A portion of these shares have been pledged in connection with obligations for futures contracts.

(b)	Aggregate cost for federal income tax purpose is $46,738,008.

At May 31, 2020, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	14,706,944
Unrealized depreciation	(12,698,579)
Net unrealized appreciation	2,008,365

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(c)	Futures contracts at May 31, 2020:

Contracts - $50 times premium / delivery month / commitment / exchange

Russell 2000 MINI	Notional Amount	Value	Unrealized Appreciation
3 / JUN 2020 / Long / CME	224,515	208,920	15,595